Current Tax and Deferred Taxes (Details) - Schedule of tax expenses - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income tax expense:
Current year taxes	$ 369,711	$ 250,155	$ 161,869
Tax from previous period	2,931	3,014	813
Subtotal	372,642	253,169	162,682
(Credit) charge for deferred taxes:
Origin and reversal of temporary differences	(91,001)	20,163	(58,895)
Subtotal	(91,001)	20,163	(58,895)
Others	7,568	2,637	(564)
Net charge to income for income taxes	$ 289,209	$ 275,969	$ 103,223